Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

March 31, 2025

Liabilities:
Warrant Liabilities- Private Warrants	2	$—	$4,275	$—

December 31, 2024

Liabilities:
Warrant Liabilities- Private Warrants	2	$—	$2,736	$—

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

September 30, 2025

Liabilities:
Warrant Liabilities- Private Warrants	2	$—	$28,500	$—

December 31, 2024

Liabilities:
Warrant Liabilities- Private Warrants	2	$—	$2,736	$—

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

December 31, 2024

Liabilities:
Warrant Liabilities- Private Warrants	2	$—	$2,736	$—

December 31, 2023

Liabilities:
Warrant Liabilities- Private Warrants	3	$—	$—	$1,881

Schedule of Changes in Fair Value of Warrant Liabilities

The following table presents the changes in the fair value of warrant liabilities for the three months ended March 31, 2025 and 2024:

Private Placement Warrants
Fair value as of January 1, 2025	$2,736
Change in valuation inputs or other assumptions	1,539
Fair value as of March 31, 2025	$4,275

Private Placement Warrants
Fair value as of January 1, 2024	$1,881
Change in valuation inputs or other assumptions	11,799
Fair value as of March 31, 2024	$13,680

The following table presents the changes in the fair value of warrant liabilities for the three and nine months ended September 30, 2025 and 2024:

Private Placement Warrants
Fair value as of January 1, 2025	$2,736
Change in valuation inputs or other assumptions	1,539
Fair value as of March 31, 2025	$4,275
Change in valuation inputs or other assumptions	18,525
Fair value as of June 30, 2025	$22,800
Change in valuation inputs or other assumptions	5,700
Fair value as of September 30, 2025	$28,500

Private Placement Warrants
Fair value as of January 1, 2024	$1,881
Change in valuation inputs or other assumptions	11,799
Fair value as of March 31, 2024	$13,680
Change in valuation inputs or other assumptions	14,820
Fair value as of June 30, 2024	$28,500
Change in valuation inputs or other assumptions	(14,250)
Fair value as of September 30, 2024	$14,250

The following table presents the changes in the fair value of warrant liabilities for the years ended December 31, 2024 and 2023:

Private Placement Warrants
Fair value as of January 1, 2024	$1,881
Change in valuation inputs or other assumptions	855
Fair value as of December 31, 2024	$2,736

Private Placement Warrants
Fair value as of January 1, 2023	$6,270
Change in valuation inputs or other assumptions	(4,389)
Fair value as of December 31, 2023	$1,881

Schedule of Estimated Fair value of Warrant Liabilities
As of December 31, 2023
Exercise price	$5.75
Market price of public stock	$5.42
Term (years)	0.95
Volatility	immaterial
Risk-free rate	4.99%
Dividend yield	0.0%